Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000030200
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	$ 9,548		$ 9,850	$ 10,227	$ 10,021	$ 11,018	$ 11,951	$ 11,990	$ 10,520	$ 10,553	$ 11,254	$ 11,845
C000030202
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Accumulated Value	10,000		10,264	10,602	10,336	11,307	12,204	12,182	10,635	10,605	11,309	11,903
C000030204
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,374	10,829	10,670	11,796	12,864	12,988	11,448	11,548	12,382	13,105
C000030203
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		10,299	10,674	10,442	11,462	12,410	12,427	10,884	10,888	11,602	12,190
C000157740
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		10,375	10,821	10,673	11,800	12,871	12,985	11,445	11,545	12,394	13,105
C000030199
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		10,343	10,765	10,575	11,656	12,674	12,746	11,211	11,275	12,054	12,719
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,217	10,546	10,404	11,527	12,366	12,224	10,654	10,780	11,521	12,178
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,217	10,546	10,404	11,527	12,366	12,224	10,654	10,780	11,521	12,178
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,217	10,546	10,404	11,527	12,366	12,224	10,654	10,780	11,521	12,178
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,217	10,546	10,404	11,527	12,366	12,224	10,654	10,780	11,521	12,178
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,217	10,546	10,404	11,527	12,366	12,224	10,654	10,780	11,521	12,178
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,217	10,546	10,404	11,527	12,366	12,224	10,654	10,780	11,521	12,178
FEDERATED INDEX: Bloomberg US Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Index
Accumulated Value	10,000		10,309	10,715	10,569	11,715	12,577	12,490	10,897	11,109	11,946	12,666
FEDERATED INDEX: Lipper Core Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Core Bond Funds Average
Accumulated Value	10,000		10,230	10,595	10,436	11,512	12,406	12,321	10,689	10,848	11,653	12,321
FEDERATED INDEX: Bloomberg US Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Index
Accumulated Value	10,000		10,309	10,715	10,569	11,715	12,577	12,490	10,897	11,109	11,946	12,666
FEDERATED INDEX: Lipper Core Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Core Bond Funds Average
Accumulated Value	10,000		10,230	10,595	10,436	11,512	12,406	12,321	10,689	10,848	11,653	12,321
FEDERATED INDEX: Bloomberg US Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Index
Accumulated Value	10,000		10,309	10,715	10,569	11,715	12,577	12,490	10,897	11,109	11,946	12,666
FEDERATED INDEX: Lipper Core Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Core Bond Funds Average
Accumulated Value	10,000		10,230	10,595	10,436	11,512	12,406	12,321	10,689	10,848	11,653	12,321
FEDERATED INDEX: Bloomberg US Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Index
Accumulated Value	10,000		10,309	10,715	10,569	11,715	12,577	12,490	10,897	11,109	11,946	12,666
FEDERATED INDEX: Lipper Core Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Core Bond Funds Average
Accumulated Value	10,000		10,230	10,595	10,436	11,512	12,406	12,321	10,689	10,848	11,653	12,321
FEDERATED INDEX: Bloomberg US Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Index
Accumulated Value	10,000		10,309	10,715	10,569	11,715	12,577	12,490	10,897	11,109	11,946	12,666
FEDERATED INDEX: Lipper Core Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Core Bond Funds Average
Accumulated Value	10,000		10,230	10,595	10,436	11,512	12,406	12,321	10,689	10,848	11,653	12,321
FEDERATED INDEX: Bloomberg US Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Index
Accumulated Value	10,000		10,309	10,715	10,569	11,715	12,577	12,490	10,897	11,109	11,946	12,666
FEDERATED INDEX: Lipper Core Bond Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Core Bond Funds Average
Accumulated Value	$ 10,000		$ 10,230	$ 10,595	$ 10,436	$ 11,512	$ 12,406	$ 12,321	$ 10,689	$ 10,848	$ 11,653	$ 12,321